Taxation - Schedule of Net Operating Loss Carryforwards (Details)	Dec. 31, 2025 USD ($)
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	$ 108,099,845
Tax Year 2026 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	528,877
Tax Year 2027 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	327,944
Tax Year 2028 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	734,400
Tax Year 2029 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	19,467,792
Tax Year 2030 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	5,272,131
Tax Year Thereafter [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	$ 81,768,701